Condensed Interim Consolidated Statements of Cash Flow (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
Operating
Net earnings (loss)	$ 3,188	$ 33	$ 28	$ (1,766)
Adjustments for items not involving cash:
Non-cash items (Note 24)	(428)	(2,402)	1,245	(4,346)
Non-cash cost of share issuance	(684)			665
Changes in non-cash working capital:
Amounts receivable	(741)	320	(821)	144
Inventory	(322)	120	(968)	(170)
Prepaid and other assets	(22)	(67)	(392)	(128)
Amounts payable and accrued liabilities	912	388	1,249	655
Income tax payable	108		259
Cash provided by (used in) operating activities	2,011	(1,608)	600	(4,946)
Investing
Exploration and evaluation assets and expenditures		(2,621)	(2,192)	(6,150)
Pre-adoption of IAS 16 proceeds from gold sales		526	535	1,636
Purchase of mineral property, plant and equipment	(4,468)	(410)	(8,483)	(464)
Cash used in investing activities	(4,468)	(2,505)	(10,140)	(4,978)
Financing
Proceeds from issuance of shares and warrants			7,147	24,400
Issue costs	(17)		(589)	(1,839)
Repayment of leases				(27)
Proceeds from issuance of convertible debentures				1,000
Cash (used in) provided by financing activities	(17)		6,558	23,534
Net increase (decrease) in cash	(2,474)	(4,113)	(2,982)	13,610
Cash, beginning of period	12,939	21,776	13,447	4,053
Cash, end of period	$ 10,465	$ 17,663	$ 10,465	$ 17,663